Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Earnings From Continuing Operations Before Income Taxes And Equity Earnings By Taxing Jurisdiction

In millions	2011	2010	2009
Earnings (loss)
U.S.	$874	$198	$905
Non-U.S.	584	624	294
Earnings (loss) from continuing operations before income taxes and equity earnings	$1,458	$822	$1,199

Provision (Benefit) For Income Taxes By Taxing Jurisdiction

In millions	2011	2010	2009
Current tax provision (benefit)
U.S. federal	$(78)	$(249)	$228
U.S. state and local	(19)	(19)	7
Non-U.S.	91	67	74
	$(6)	$(201)	$309
Deferred tax provision (benefit)
U.S. federal	$207	$301	$(63)
U.S. state and local	46	45	41
Non-U.S.	64	76	182
	$317	$422	$160
Income tax provision	$311	$221	$469

Reconciliation Of Income Tax Expense Using Statutory U.S. Income Tax Rate Compared With Actual Income Tax Provision

In millions	2011	2010	2009
Earnings (loss) from continuing operations before income taxes and equity earnings	$1,458	$822	$1,199
Statutory U.S. income tax rate	35%	35%	35%
Tax expense (benefit) using statutory U.S. income tax rate	510	288	420
State and local income taxes	16	15	32
Tax rate and permanent differences on non-U.S. earnings	(34)	(69)	162
Net U.S. tax on non-U.S. dividends	23	16	11
Tax benefit on manufacturing activities	(8)	3	(2)
Non-deductible business expenses	6	8	7
Sales of non-strategic businesses	(195)	0	0
Retirement plan dividends	(5)	(2)	(2)
Alternative fuel mixture credits	0	0	(133)
Cellulosic bio-fuel credits	0	(40)	0
Tax credits	(7)	(25)	(11)
Medicare subsidy	0	29	(7)
Tax audits	0	0	(16)
Other, net	5	(2)	8
Income tax provision	$311	$221	$469
Effective income tax rate	21%	27%	39%

Tax Effects Of Significant Temporary Differences, Representing Deferred Tax Assets And Liabilities

In millions	2011	2010
Deferred tax assets:
Postretirement benefit accruals	$242	$256
Pension obligations	954	616
Alternative minimum and other tax credits	478	416
Net operating loss carryforwards	536	541
Compensation reserves	189	185
Other	173	268
Gross deferred tax assets	2,572	2,282
Less: valuation allowance	(424)	(366)
Net deferred tax assets	$2,148	$1,916
Deferred tax liabilities:
Plants, properties and equipment	$(2,383)	$(2,174)
Forestlands and related installment sales	(1,833)	(2,061)
Gross deferred tax liabilities	$(4,216)	$(4,235)
Net deferred tax liability	$(2,068)	$(2,319)

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits

In millions	2011	2010	2009
Balance at January 1	$(199)	$(308)	$(435)
Additions based on tax positions related to current year	(2)	(12)	(28)
Additions for tax positions of prior years	(719)	(50)	(82)
Reductions for tax positions of prior years	29	97	72
Settlements	2	0	174
Expiration of statutes of limitations	25	70	2
Currency translation adjustment	7	4	(11)
Balance at December 31	$(857)	$(199)	$(308)

Components Of Net Provisions Related To Special Items

In millions	2011	2010	2009
Special items and other charges:
Restructuring and other charges	$(293)	$(149)	$(534)
Alternative fuel mixture credit	0	0	650
Tax-related adjustments:
Internal restructurings	24	0	0
India deal costs	9	0	0
IP UK valuation allowance release	(13)	0	0
Settlement of tax audits and legislative changes	5	0	(26)
Incentive plan deferred tax write-off	0	14	0
Medicare D deferred tax write-off	0	32	0
Cellulosic bio-fuel credits	0	(40)	0
Valuation allowance for Louisiana recycle credits	0	0	15
Valuation allowance for net deferred tax assets in France	0	0	156
Other tax adjustments	2	0	18
Income tax provision (benefit) related to special items	$(266)	$(143)	$279

Scheduled Expiration Dates Of Net Operating Loss And Tax Credit Carryforwards

In millions	2012 Through 2021	2022 Through 2031	Indefinite	Total
U.S. federal and non-U.S. NOLs	$15	$414	$344	$773
State taxing jurisdiction NOLs	152	159	0	311
U.S. federal, non- U.S. and state tax credit carryforwards	166	81	371	618
State capital loss carryforwards	25	0	0	25
Total	$358	$654	$715	$1,727